Subsequent Events - Additional Information (Details) - USD ($)		6 Months Ended
	Jan. 28, 2021	Dec. 31, 2019	Dec. 31, 2020
Subsequent Event [Line Items]
Gross proceeds from stock issued		$ 25,000
Class A Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Subsequent Event | Waiver Agreement
Subsequent Event [Line Items]
Earn out consideration achievement of stock price threshold term	5 years
Shares agreed to forfeit	2,000,000
Warrants agreed to forfeit	2,444,444
Subsequent Event | Nerdy Merger Sub
Subsequent Event [Line Items]
Business combination, aggregate consideration	$ 1,250,000,000
Business combination, cash payments in excess of amount available	$ 250,000,000
Business combination, equity consideration, per share	$ 10.00
Business combination, cash	$ 265,000,000
Additional equity issued	4,000,000
Earn out consideration achievement of stock price threshold term	5 years
Subsequent Event | Nerdy Merger Sub | Maximum
Subsequent Event [Line Items]
Business combination, cash payments in excess of amount available	$ 388,200,000
Subsequent Event | Class B Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.0001
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.0001
Subsequent Event | Class A Common Stock | Subscription Agreement
Subsequent Event [Line Items]
Newly issued shares	15,000,000
Gross proceeds from stock issued	$ 150,000,000
Subsequent Event | Class A Common Stock | Waiver Agreement
Subsequent Event [Line Items]
Number of shares for which right to receive is agreed to be waived	15,000,000
Shares agreed to forfeit if threshold not achieved	4,000,000
Subsequent Event | Warrant | Nerdy Merger Sub
Subsequent Event [Line Items]
Ownership percentage	90.00%
Subsequent Event | Member Units | Nerdy Merger Sub
Subsequent Event [Line Items]
Ownership percentage	60.00%
Subsequent Event | Nerdy | Warrant
Subsequent Event [Line Items]
Class of warrants price per share	$ 11.50
Subsequent Event | TPG Pace Tech Opportunities Sponsor, Series LLC | Warrant | Class A Common Stock
Subsequent Event [Line Items]
Class of warrants price per share	$ 11.50